Other risks and contingent liabilities (Details)				252 Months Ended
	Jun. 30, 2025	Jun. 18, 2024 item	Jul. 04, 2023 shareholder	Dec. 31, 2040
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice				40.00%
Number of plaintiffs struck out | item		17
Number of plaintiffs | item		22
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023			9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023			2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023			7
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)	39.62%